Fresh Start Accounting	12 Months Ended
Dec. 29, 2013
Fresh Start Accounting

(3) Fresh Start Accounting

Upon confirmation of the Plan by the Bankruptcy Court on November 6, 2013, the Company satisfied the remaining material conditions to complete the implementation of the Plan, and as a result, the Company adopted fresh start accounting as (i) the reorganization value of the assets of the Successor Company immediately before the date of confirmation of the Plan was less than the total of all post-petition liabilities and allowed claims and (ii) the holders of the Predecessor Company’s voting shares immediately before confirmation of the Plan received less than 50% of the voting shares of the emerging entity.

The Bankruptcy Court confirmed the Plan based upon an estimated enterprise value of the Company between $385,000 and $515,000, which was estimated using various valuation methods, including (i) a comparison of the Company and its projected performance to the market values of comparable companies; (ii) a review and analysis of several recent transactions of companies in similar industries to the Company; and (iii) a calculation of the present value of the future cash flows of the Company based on its projections. The Company concluded the enterprise value was $489,931 based upon the Cash-Out Offer and equity distribution plus estimated transaction fees.

The determination of the estimated reorganization value was based on a discounted cash flow analysis. This value was reconciled to the transaction value as outlined within the Plan and was within a reasonable range of comparable market multiples. The assumptions used in the calculations for the discounted cash flow analysis included projected revenue, costs, and cash flows through 2016 and represented the Company’s best estimates at the time the analysis was prepared. The discounted cash flow method reflects the following assumptions: (i) terminal value, which was determined using a growth model that applied a long-term growth rate of 0.0% to GateHouse’s projected cash flows beyond 2016. The long-term growth rate was based on GateHouse’s internal projections as well as industry growth prospects; (ii) discount rates that considered various factors including bond yields, risk premiums, and tax rates to determine a weighted-average cost of capital (“WACC”), which represents a company’s cost of debt and equity weighted by the percentage of debt and equity in a company’s target capital structure. A WACC of 15% was used; and (iii) an effective tax rate of 39.15% and an assumed carry-over tax basis of $683,200 for fixed assets and intangibles. A deferred tax asset is not reflected within the fresh start opening balances given GateHouse’s history of losses. While the Company considers such estimates and assumptions reasonable, they are inherently subject to significant business, economic and competitive uncertainties, many of which are beyond the Company’s control and, therefore, may not be realized.

Upon adoption of fresh start accounting, the recorded amounts of assets and liabilities were adjusted to reflect their estimated fair values. Accordingly, the reported historical financial statements of the Predecessor Company prior to the adoption of fresh start accounting for periods ended on or prior to November 6, 2013 are not comparable to those of the Successor Company.

In applying fresh start accounting, the Company followed these principles:

The Reorganization Value, which represents the concluded enterprise value plus excess cash and cash equivalents and non-interesting bearing liabilities, of the Predecessor was allocated to the entity’s net assets in conformity with ASC 805. The Reorganization Value exceeded the sum of the fair value assigned to assets and liabilities. This excess was recorded as Successor Company goodwill as of November 6, 2013.

Each liability existing as of the fresh start accounting date, other than deferred taxes, has been stated at the fair value, and determined at appropriate risk adjusted interest rates. Deferred taxes were reported in conformity with applicable income tax accounting standards, principally ASC 740.

The following table identifies the adjustments recorded to the Predecessor’s November 6, 2013 consolidated statement of financial position as a result of implementing the Plan and applying fresh start accounting:

	Predecessor November 6, 2013	Effects of Plan Adjustments		Fresh Start Adjustments		Successor November 6, 2013
ASSETS
Current Assets
Cash and cash equivalents	$20,718	$—		$—		$20,718
Restricted cash	6,716	—		—		6,716
Accounts receivable	64,315	—		—		64,315
Inventory	7,450	—		—		7,450
Prepaid expenses	9,420	—		—		9,420
Other current assets	10,533	—		—		10,533

Total Current Assets	119,152	—		—		119,152
Property, plant, and equipment	$176,644	—		97,475	(g)	274,119
Goodwill	14,204	725	(a)	110,982	(h)	125,911
Intangible assets	113,130	—		33,320	(h)	146,450
Deferred financing costs, net	2,061	—		—		2,061
Other assets	2,373	—		—		2,373
Assets held for sale	474	—		—		474

Total Assets	$428,038	$725		$241,777		$670,540

LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current Liabilities:
Current portion of long-term liabilities	698	$—		$(322	)(i)	$376
Current portion of long-term debt	813	—		—		813
Accounts payable	10,247	—		—		10,247
Accrued expenses	45,788	886	(b)	239	(i,j)	46,913
Accrued interest	172	—		—		172
Deferred revenue	31,348	—		—		31,348

Total Current Liabilities	89,066	886		(83)		89,869
Long-term Liabilities:
Long-term debt	32,188	—		—		32,188
Long-term liabilities, less current portion	2,047	—		(1,105	)(j)	942
Derivative instruments	—	—		—		—
Pension and other postretirement benefit obligations	14,120	—		(3,277	)(i)	10,843
Liabilities subject to compromise	1,205,545	(1,205,545	)(c)	—		—

Total Liabilities	1,342,966	(1,204,659)		(4,465)		133,842
Stockholders’ Equity (Deficit):
Predecessor common stock	568	—		(568	)(k)	—
Successor common stock	—	300	(d)	—		300
Additional paid-in capital	831,369	536,398	(a,d,e)	(831,369	)(k)	536,398
Accumulated other comprehensive loss	(6,921)	—		6,921	(k)	—
Accumulated deficit	(1,792,749)	721,801	(f)	1,070,948	(k)	—
Treasury stock, at cost	(310)	—		310	(k)	—

Total New Media stockholders’ equity (deficit)	(968,043)	1,258,499		246,242		536,698
Noncontrolling interest	53,115	(53,115	)(a)	—		—
Total Stockholders’ Equity (Deficit)	(914,928)	1,205,384		246,242		536,698

Total Liabilities and Stockholders’ Equity (Deficit)	$428,038	$725		$241,777		$670,540

Effects of Plan Adjustments

(a)	As part of the Plan, the Plan Sponsor agreed to contribute 100% of the stock of Local Media Parent to New Media and assign its rights under the related stock purchase agreement to New Media in exchange for shares of New Media Common Stock, collectively equal in value to the cost of the Local Media Acquisition (as adjusted pursuant to the Plan) upon the Effective Date. The Company accounted for the consolidation of Local Media under the purchase method of accounting in accordance with ASC 805. Accordingly, the assets acquired and liabilities assumed were recorded at their acquisition date fair values. Any excess of the acquisition value over the fair value of assets acquired and liabilities assumed were allocated to goodwill.

On the Effective Date, the noncontrolling interest of $53,115 is eliminated and recorded as additional paid-in capital as New Media obtained controlling financial interest in Local Media. The adjustment to goodwill results from New Media’s application of ASC 805 on the Effective Date as compared to the previously recognized goodwill recognized by GateHouse upon the consolidation of Local Media on September 3, 2013.

(b)	The adjustment reclassifies $886 related to rejected lease obligations previously recorded as liabilities subject to compromise (see note (c)). These rejected lease obligations are to be paid by the Successor Company in subsequent periods.
(c)	The adjustment to liabilities subject to compromise relates to the extinguishment of the Outstanding Debt and allowed claim on rejected leases. The holders of the Outstanding Debt received a settlement of New Media Common Stock and the allowed claim on rejected leases will be paid in full and has been reclassified to current payables (see note (b)).
(d)	This adjustment reflects the Successor Company’s common stock and additional paid-in capital resulting from the exchange of the Outstanding Debt at 40% for New Media Common Stock with a par value of $0.01 plus the value of the contribution of Local Media Parent for a total issuance of 30,000 shares of New Media Common Stock. The issuance of New Media Warrants as described in note (e) to the Former Equity Holders is also included within the additional paid-in capital as follows:

Exchange by Plan Sponsor of $549,000 Outstanding Debt acquired other than in the Cash-Out Offer for New Media Common Stock	$219,125
Exchange by Plan Sponsor of $442,000 Outstanding Debt acquired in the Cash-Out Offer for New Media Common Stock	176,615
Exchange by debt holders other than Plan Sponsor of $215,000 Outstanding Debt for New Media Common Stock	86,123
Contribution by Plan Sponsor of Local Media for New Media Common Stock	53,840
New Media Warrants issued to Former Equity Holders	995
Impact of classification of issuance of warrants within additional paid in capital	(995)

Net impact of stockholders’ equity (deficit)	$535,703

(e)	Former Equity Holders received New Media Warrants representing the right to acquire equity equal to 5.0% of the issued and outstanding shares of New Media as of the Effective Date of the Plan, with the strike price for such warrants calculated based on a total equity value of New Media, prior to the Local Media contribution, of $1,204,659 as of the Effective Date, subject to adjustment. Existing Predecessor equity values were cancelled under the Plan. The New Media Warrants were valued at $0.73 per share using the Black-Scholes valuation model. Significant assumptions used in determining the fair value of such warrants at issuance included an assumed dividend yield of 6.9%, share price volatility of 41.7% and a risk-free rate of return of 2.7% with a 10 year term. The dividend yield and volatility assumption were based on the implied volatility and historical realized volatility and historical yield for comparable companies. The risk-free rate assumption was based on 10-year U.S. Treasury bond yields. On the Effective Date, Former Equity Holders were deemed to have been issued 1,362,479 New Media Warrants with a value of $995. The New Media Warrants have a strike price of $46.35 per share and expire on November 26, 2023.

(f)	This adjustment reflects the net effect of the transaction related to the consummation of the Plan on Predecessor’s accumulated deficit and accumulated other comprehensive loss. The table below provides a summary of the adjustments to accumulated deficit as it pertains to the Plan:

Liabilities subject to compromise eliminated:
Secured indebtedness of $1,167,450 and accrued interest outstanding of $8,769	$1,176,219
Derivative instrument liability	28,440
Rejected lease claim	886

Total liabilities subject to compromise eliminated	1,205,545
Consideration given:
Issuance of New Media common stock	(481,863)
Lease claim accrual	(886)

Gain on extinguishment of debt	722,796
Issuance of New Media Warrants	(995)

Total adjustment to accumulated deficit	$721,801

Fresh Start Adjustments

(g)	An adjustment of $97,475 was recorded to adjust the net book value of property, plant and equipment to fair value. The Company obtained third party independent appraisals to assist in the determination of the fair values of property, plant and equipment. The property, plant and equipment appraisal included an analysis of recent comparable sales and offerings of land parcels in each of the subject’s markets. The appraised value used the standard accepted appraisal practices and valuation procedures. Uniform Standards of Professional Appraisal Practice require that the appraiser consider three basic approaches to value: the cost approach (used for equipment where an active secondary market is not available and building improvements), the direct sales comparison (market) approach (used for land and equipment where an active market is available), and the income approach (used for intangibles). These approaches are based on the cost to reproduce assets, market exchanges for comparable assets and the capitalization of income.
(h)	Adjustment eliminated the balance of goodwill, mastheads, and other unamortized intangible assets of the Predecessor Company and records Successor Company intangible assets, including the reorganization value of assets in excess of amounts allocated to identified tangible and intangible assets, also referred to as Successor Company goodwill.

GateHouse business enterprise value	$489,931
Less: Transaction fees	(7,073)
Add: Local Media contribution	53,840
Add: Fair value of liabilities excluded from enterprise value	133,842
Less: Fair value of tangible assets	(398,179)
Less: Fair value of identified intangible assets	(146,450)

Reorganization value of assets in excess of amounts allocated to identified tangible and intangible assets (Successor company goodwill)	$125,911

The following represent the methodologies and significant assumptions used in determining the fair value of intangible assets, other than goodwill.

The Company valued the following intangible assets using the income approach, specifically the excess earnings method: subscriber relationships, advertiser relationships and customer relationships. In determining the fair value of these intangible assets, the excess earnings approach values the intangible asset at the present value of the incremental after-tax cash flows attributable only to the asset after deducting contributory asset charges. The incremental after-tax cash flows attributable to the subject intangible asset are then discounted to their present value. A static pool approach using historical attrition rates was used to estimate attrition rates of 5.0% to 7.5% for advertiser relationships, subscriber relationships and customer relationships. The growth rate was estimated to be 0.0% and the discount rates were estimated to range from 14.5% to 17.0% for advertiser relationships and 14.5% to 15.5% for subscriber and customer relationships.

The Company valued mastheads using the income approach, specifically the relief from royalty method. Under this method, the asset values were determined by estimating the hypothetical royalties that would have been paid if the mastheads were not owned. Key assumptions utilized in this valuation include revenue projections, royalty rates of 1.3% to 2.0%, a long term growth rate of 0.0% and discount rates of 14.5% to 16.5%.

(i)	A decrease of $3,719 was recorded to measure the pension and post-retirement obligations at fair value. This adjustment primarily reflects the difference between the expected return on plan assets as compared to the fair value of the plan assets and the change in the duration weighted discount rate associated with the payment of the benefit obligations from prior measurement date and the Effective Date. The weighted average discount rate for the pension plan is 4.85% and the postretirement medical plan is 4.3%.
(j)	As prescribed in ASC 805, lease arrangements are recognized at fair value as of the Effective Date. This adjustment reflects the elimination of Predecessor leases with escalating payment terms of $1,428. Also reflected is an unfavorable lease of $682. As part of the fresh start valuation, leases were reviewed to determine if terms were favorable or unfavorable. Based on a comparison of contractual lease terms and current market lease rates, eight leases were identified as unfavorable.
(k)	The Predecessor Company’s accumulated deficit and accumulated other comprehensive income is eliminated in conjunction with the adoption of fresh start accounting. Also, pursuant to the Plan, Predecessor Company’s common stock and related additional paid in capital were eliminated as all Predecessor Company equity interests were cancelled. The Predecessor Company recognized a $246,242 gain related to the fresh start accounting adjustments as follows:

Establishment of Successor Company’s goodwill	$(125,911)
Elimination of Predecessor Company’s goodwill	14,204
Add-back Local Media goodwill adjustment	725
Establishment of Successor Company’s other intangible assets	(146,450)
Elimination of Predecessor Company’s other intangible assets	113,130
Property, plant and equipment fair value adjustments	(97,475)
Pension and postretirement fair value adjustments	(3,719)
Rent and unfavorable lease fair value adjustments	(746)

Gain on fresh start accounting adjustments	$(246,242)

The net effect of the above adjustments on additional paid in capital was $830,374 net of the impact of the classification of the warrants within additional paid in capital of $995.